CONSOLIDATED BALANCE SHEETS (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Financial Position Parentheticals [Abstract]
Loans measured at fair value	€ 277,247	€ 559,107
Interest bearing deposits measured at fair value	1,779,727	1,240,756
Long-term debt measured at fair value	1,059,297	1,261,100
Common Stock Par Or Stated Value Per Share	€ 5.00	€ 5.00
Treasury stock shares outstanding	62,972	743,689
Statement [Line Items]
Common stock issued	956,090,482	956,090,482
Other Assets Measured At Fair Value	€ 168,360	€ 233,576